INVESTMENTS IN ASSOCIATES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Opening balance	$ 368,772	$ 446,548
Changes
Investment in joint ventures, Additions	3,028	0
Share of profit (loss) in investment in associates	3,043	4,855
Share of profit (loss) in investment in joint ventures	14,203	12,162
Dividends Received, Investments in Associates	(11,307)	(8,586)
Increase (Decrease) in foreign exchange currency on translation of Associates and Joint Ventures	(17,287)	22,726
Other increase (decrease) in investment and associates and joint ventures	(2,399)	(108,933)
Total changes	(10,719)	(77,776)
Ending balance	358,053	368,772
Carrying amount of associates accounted for using equity method			$ 155,609	$ 158,967	$ 265,775
Carrying amount of joint ventures accounted for using equity method			202,444	209,805	180,773
Total investment accounted for using equity method	$ 368,772	$ 368,772	$ 358,053	$ 368,772	$ 446,548